Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (1,762,437)	$ (368,634)	$ 1,311,138
Exploration and Production [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(1,982,044)	785,940	183,718
Refining and petrochemicals [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	452,163	(984,704)	1,067,965
Transportation and logistics [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(232,556)	(169,870)	59,455
Natural and environmental resources [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(1,017,061)	414,102	376,934
Investment in joint ventures and associates [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(318,820)	300,828	(15,059)
Others non-current assets [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	55	(279)	(28,656)
Impairment of Property, Plant and equipment [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (426,611)	$ (1,083,285)	$ 977,919